Equity Schedule of Common Units Sold in Offerings (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended
	Mar. 31, 2012 Regency [Member]		Oct. 31, 2011 Regency [Member]		May 31, 2011 Regency [Member]		Aug. 31, 2010 Regency [Member]		Jul. 31, 2012 ETP [Member]		Nov. 30, 2011 ETP [Member]		Apr. 30, 2011 ETP [Member]		Aug. 31, 2010 ETP [Member]		Jan. 31, 2010 ETP [Member]
Class of Stock [Line Items]
Common units issued through public offering	12,650,000	[1]	11,500,000	[1]	8,500,001	[1]	17,537,500	[1]	15,525,000	[1]	15,237,500	[1]	14,202,500	[1]	10,925,000	[1]	9,775,000	[1]
Price per Unit	$ 24.47		$ 20.92				$ 23.80		$ 44.57		$ 44.67		$ 50.52		$ 46.22		$ 44.72
Proceeds from issuance of common units	$ 297	[2],[3]	$ 232	[2],[3]	$ 204	[2],[3]	$ 400	[2],[3]	$ 671	[2],[3]	$ 660	[2],[3]	$ 695	[2]	$ 489	[2],[3]	$ 424	[2],[3]

[1]	Number of Common Units includes the exercise of the overallotment options by the underwriters.
[2]	Proceeds were used to fund capital expenditures and capital contributions to joint ventures, as well as for general partnership purposes.
[3]	Proceeds were used to repay amounts outstanding under the ETP Credit Facility.